Share-based awards and other equity instruments - Schedule of Stock Options Valuation Assumptions (Details) - € / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate	2.83%	3.90%	3.31%
Expected volatility	65.00%	67.00%	68.00%
Expected life (in years)	4 years 5 months 8 days	4 years 9 months 10 days	4 years 11 months 15 days
Dividend yield	0.00%	0.00%	0.00%
Weighted-average estimated fair value of options granted during the year (in Euro per share)	€ 0.48	€ 0.35	€ 0.67